Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 30, 2018
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	May 08, 2019
Document Effective Date	May 08, 2019
Prospectus Date	Apr. 01, 2019
BNY Mellon Sustainable Balanced Fund | Service Shares
Prospectus:
Trading Symbol	DRASK
BNY Mellon Sustainable Balanced Fund | Class K
Prospectus:
Trading Symbol	DRAKX